INFORMATION ABOUT SEGMENTS, REVENUES & GEOGRAPHIC AREAS - Segment's Profits and Losses (Details) ₽ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 RUB (₽)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 RUB (₽)	Dec. 31, 2020 RUB (₽)
INFORMATION ABOUT SEGMENTS, REVENUES & GEOGRAPHIC AREAS
Revenues	₽ 521,699	$ 7,417.1	₽ 356,171	₽ 218,344
Adjusted EBITDA	₽ 64,140	$ 911.9	32,143	49,348
Search And Portal
INFORMATION ABOUT SEGMENTS, REVENUES & GEOGRAPHIC AREAS
Increase in profitability ratio (in percentage)	2.80%	2.80%
Revenues	₽ 224,669	$ 3,194.2	162,715	123,846
Adjusted EBITDA	116,877	1,661.7	80,735	61,095
E-commerce, Mobility and Delivery
INFORMATION ABOUT SEGMENTS, REVENUES & GEOGRAPHIC AREAS
Revenues	260,787	3,707.7	166,459	82,796
Adjusted EBITDA	(19,058)	(271.0)	(30,167)	(1,516)
Plus and Entertainment
INFORMATION ABOUT SEGMENTS, REVENUES & GEOGRAPHIC AREAS
Revenues	31,782	451.9	18,408	7,808
Adjusted EBITDA	(7,849)	(111.6)	(6,464)	(3,736)
Classifieds
INFORMATION ABOUT SEGMENTS, REVENUES & GEOGRAPHIC AREAS
Revenues	12,287	174.7	9,217	6,301
Adjusted EBITDA	1,111	15.8	1,864	907
Other Business Units and Initiatives
INFORMATION ABOUT SEGMENTS, REVENUES & GEOGRAPHIC AREAS
Revenues	45,248	643.3	24,432	11,264
Adjusted EBITDA	(26,806)	(381.1)	(14,171)	(7,687)
Operating Segments
INFORMATION ABOUT SEGMENTS, REVENUES & GEOGRAPHIC AREAS
Revenues	574,773	8,171.8	381,231	232,015
Adjusted EBITDA	64,275	913.8	31,797	49,063
Intersegment Eliminations
INFORMATION ABOUT SEGMENTS, REVENUES & GEOGRAPHIC AREAS
Intersegment revenues	(53,074)	(754.7)	(25,060)	(13,671)
Adjusted EBITDA	₽ (135)	$ (1.9)	₽ 346	₽ 285